Financial Instruments	6 Months Ended
Jun. 30, 2019
Disclosure Of Financial Instruments [Abstract]
Financial Instruments

22. FINANCIAL INSTRUMENTS

Cenovus’s financial assets and financial liabilities consist of cash and cash equivalents, accounts receivable and accrued revenues, accounts payable and accrued liabilities, risk management assets and liabilities, private equity investments, long-term receivables, contingent payment, short-term borrowings and long-term debt. Risk management assets and liabilities arise from the use of derivative financial instruments.

A) Fair Value of Non-Derivative Financial Instruments

The fair values of cash and cash equivalents, accounts receivable and accrued revenues, accounts payable and accrued liabilities, and short-term borrowings approximate their carrying amount due to the short-term maturity of these instruments.

The fair values of long-term receivables approximate their carrying amount due to the specific non-tradeable nature of these instruments.

Long-term debt is carried at amortized cost. The estimated fair values of long-term borrowings have been determined based on period-end trading prices of long-term borrowings on the secondary market (Level 2). As at June 30, 2019, the carrying value of Cenovus’s debt was $7,152 million and the fair value was $7,749 million (December 31, 2018 carrying value – $9,164 million, fair value – $8,431 million).

Equity investments classified at FVOCI comprise equity investments in private companies. The Company classifies certain private equity instruments at FVOCI as they are not held for trading and fair value changes are not reflective of the Company’s operations. These assets are carried at fair value on the Consolidated Balance Sheets in other assets. Fair value is determined based on recent private placement transactions (Level 3) when available.

The following table provides a reconciliation of changes in the fair value of equity instruments classified at FVOCI:

Total
As at December 31, 2018	38
Change in Fair Value	3
As at June 30, 2019	41

B) Fair Value of Risk Management Assets and Liabilities

The Company’s risk management assets and liabilities consist of crude oil swaps, futures and options, as well as condensate futures and swaps, foreign exchange and interest rate swaps. Crude oil, condensate and, if entered, natural gas contracts are recorded at their estimated fair value based on the difference between the contracted price and the period-end forward price for the same commodity, using quoted market prices or the period-end forward price for the same commodity extrapolated to the end of the term of the contract (Level 2). The fair value of foreign exchange swaps are calculated using external valuation models which incorporate observable market data, including foreign exchange forward curves (Level 2) and the fair value of interest rate swaps are calculated using external valuation models which incorporate observable market data, including interest rate yield curves (Level 2).

Summary of Unrealized Risk Management Positions

	June 30, 2019			December 31, 2018
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil	15	9	6	156	2	154
Foreign Exchange	-	-	-	-	1	(1)
Interest Rate	-	-	-	7	-	7
Total Fair Value	15	9	6	163	3	160

The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at	June 30, 2019	December 31, 2018
Level 2 – Prices Sourced From Observable Data or Market Corroboration	6	160

Prices sourced from observable data or market corroboration refers to the fair value of contracts valued in part using active quotes and in part using observable, market-corroborated data.

The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities from January 1 to June 30:

2019
Fair Value of Contracts, Beginning of Year	160
Fair Value of Contracts Realized During the Period	33
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Period	(181)
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(6)
Fair Value of Contracts, End of Period	6

C) Fair Value of Contingent Payment

The contingent payment is carried at fair value on the Consolidated Balance Sheets. Fair value is estimated by calculating the present value of the future expected cash flows using an option pricing model (Level 3), which assumes the probability distribution for WCS is based on the volatility of WTI options, volatility of Canadian-U.S. foreign exchange rate options and WCS futures pricing, and discounted at a credit-adjusted risk-free rate of 2.6 percent. Fair value of the contingent payment has been calculated by Cenovus’s internal valuation team which consists of individuals who are knowledgeable about and have experience in fair value techniques. As at June 30, 2019, the fair value of the contingent payment was estimated to be $187 million.

As at June 30, 2019, average WCS forward pricing for the remaining term of the contingent payment is C$45.17 per barrel. The average volatility of WTI options and the Canadian-U.S. foreign exchange rate options used to value the contingent payment was 27 percent and six percent, respectively. Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(136)	94
WTI Option Volatility	± five percent	(61)	58
Canadian per U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	2	(14)

D) Earnings Impact of (Gains) Losses From Risk Management Positions

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
Realized (Gain) Loss (1)	52	697	33	1,166
Unrealized (Gain) Loss (2)	(88)	(122)	148	(261)
(Gain) Loss on Risk Management From Continuing Operations	(36)	575	181	905
(1)	Realized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates.
(2)	Unrealized gains and losses on risk management are recorded in the Corporate and Eliminations segment.